CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (1,754,987)	$ (690,117)	$ (1,423,647)	$ (1,226,804)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization and depreciation	87,802	80,932	164,456	144,792
Amortization of intangible assets			164,456	144,792
Amortization of debt issuance costs		21,554	35,923	43,108
Amortization of debt discount	2,666	80,792
Amortization of warrants issued with notes payable			126,624	142,745
Employee compensation expense	278,479	122,808
(Increase) decrease in assets:
Accounts receivable	(150,000)
Grant receivable	223,540		(223,540)
Inventory	(607,497)	(267,364)	(253,639)	(30,023)
Prepaid expenses	61,523	(36,792)	(211,717)
Increase (decrease) in liabilities:
Accounts payable	(78,408)	(29,927)	190,524	220,031
Accrued interest payable to shareholders (members)	(172,554)	39,692	112,047
Accrued expenses	(37,336)	92,936	191,224	93,359
Deferred grant revenue	(143,540)		223,540
Net cash used by operating activities	(2,290,312)	(585,486)	(909,939)	(165,213)
Cash flows from investing activities:
Acquisition of patents and trademarks	(552,123)	(84,882)	(108,116)	(6,840)
Acquisition of office furniture and fixtures	(4,791)
Net cash used by investing activities	(556,914)	(84,882)	(108,116)	(6,840)
Cash flows from financing activities:
Payment of deferred private placement costs		(53,452)	(60,976)
Payment on demand bank loans		(7,383)	(71,810)	(1,371)
Proceeds from issuance of notes and warrants		450,000		55,000
Payments on notes payable to shareholders	(393,275)	(4,389)
Proceeds from issuance of common stock		410,000
Net proceeds from January 25, 2011 private placement	3,346,729		549,870
Net advances (repayments) from related party	(21,272)	(90,400)	(120,028)	69,161
Net advances from (payments to) officers	1,309	(930)
Payment on note payable to repurchase membership units			(4,390)
Proceeds from issuance of notes			318,271
Proceeds from issuance of warrants			405,000
Net advances from members			2,270	35,860
Net cash provided by financing activities	2,933,491	703,446	1,018,207	158,650
Net increase (decrease) in cash	86,265	33,078	152	(13,403)
Cash - beginning of period (year)	310	158	158	13,561
Cash - end of period (year)	86,575	33,236	310	158
Cash paid during the period for interest	189,736	7,598	16,890	5,661
Reduction of accounts payable not related to operating activities:
Payment of accounts payable for patent costs	500,000
Payment of accounts payable for deferred private placement costs	526,127
Accounts payable converted to promissory notes	587,000
Supplemental Accounts Payable, Total	1,613,127
Deferred private placement costs charged to contributed capital	587,133
Conversion of member note to common shares and warrants	614,070	31,311
Issuance of warrants as derivative liability instruments and reduction of capital in excess of par value	3,061,750
Patent and trademark additions included in accounts payable		16,367	39,796	221,102
Deferred private placement cost additions included in accounts payable		209,177	526,157
Debt discount related to warrants issued with notes payable				36,395
Cash paid during the year for:
Cash paid during the period for interest	189,736	7,598	16,890	5,661
Equity
Adjustments to reconcile net loss to cash used by operating activities:
Employee compensation expense			144,345	407,387
Increase (decrease) in liabilities:
Payments for outside services			2,192	40,192
Note
Adjustments to reconcile net loss to cash used by operating activities:
Employee compensation expense			9,537
Increase (decrease) in liabilities:
Payments for outside services			2,192
Reduction of accounts payable not related to operating activities:
Conversion to Membership Units			31311	88172
Note payable issued to repurchase Membership Units				$ 35,019
Member advances
Reduction of accounts payable not related to operating activities:
Conversion to Membership Units			-	271992